Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized (losses) gains included in changes in net assets	$ (759.9)	$ 256.4
Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,365.0)	(2,608.0)
Total realized and unrealized (losses) gains included in changes in net assets	(3.1)	(107.1)
Purchases	(289.6)	(228.5)
Settlements	246.3	578.6
Ending balance	(2,411.4)	(2,365.0)
Line of Credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(250.0)
Purchases	(540.0)	(250.0)
Settlements	790.0
Ending balance	0.0	(250.0)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,835.0	15,531.1
Total realized and unrealized (losses) gains included in changes in net assets	(348.9)	526.3
Purchases	1,680.1	1,534.9
Sales	(689.5)	(1,757.3)
Ending balance	16,476.7	15,835.0
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,204.2	6,356.6
Total realized and unrealized (losses) gains included in changes in net assets	(477.0)	(100.3)
Purchases	247.2	953.0
Settlements	(845.5)	(5.1)
Ending balance	6,128.9	7,204.2
Real Estate Operating Business
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized (losses) gains included in changes in net assets	(0.2)
Purchases	250.2
Ending balance	250.0
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,572.1	913.0
Total realized and unrealized (losses) gains included in changes in net assets	(34.2)	(4.1)
Purchases	118.0	764.8
Sales	(64.7)	0.0
Settlements	(28.6)	(101.6)
Ending balance	1,562.6	1,572.1
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	24,611.3	22,800.7
Total realized and unrealized (losses) gains included in changes in net assets	(860.3)	421.9
Purchases	2,295.5	3,252.7
Sales	(754.2)	(1,757.3)
Settlements	(874.1)	(106.7)
Ending balance	$ 24,418.2	$ 24,611.3